Other Taxes Payable - Schedule of Other Taxes Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other taxes [line items]
Other tax payable	R$ 683,109	R$ 566,344
Current	536,220	417,326
Non-Current	146,889	149,018
R- E- F- I- S- [member]
Disclosure of other taxes [line items]
Other tax payable	200,664	202,377
ICMS - State VAT [member]
Disclosure of other taxes [line items]
Other tax payable	278,351	198,708
COFINS - Revenue tax [member]
Disclosure of other taxes [line items]
Other tax payable	88,214	61,930
PIS - Revenue tax [member]
Disclosure of other taxes [line items]
Other tax payable	15,082	16,578
Withholding Income Tax [Member]
Disclosure of other taxes [line items]
Other tax payable	11,024
INSS - Social security [member]
Disclosure of other taxes [line items]
Other tax payable	34,215	29,515
ISS [member]
Disclosure of other taxes [line items]
Other tax payable		1,108
IOF [member]
Disclosure of other taxes [line items]
Other tax payable		873
Other [member]
Disclosure of other taxes [line items]
Other tax payable	R$ 55,559	R$ 55,255